Revenue	6 Months Ended
Jun. 30, 2019
Revenue.
Revenue

Note 2 – Revenue

Genmab enters into license and collaboration agreements which are within the scope of IFRS 15, under which it licenses certain rights to its product candidates to third parties and also may participate in the development of the product candidates. The terms of these arrangements typically include payment to Genmab of one or more of the following: non-refundable, upfront license fees; exclusive designation fees; annual license maintenance fees; additional target fees; development, regulatory and commercial milestone payments; payments for research and development services; and royalties on net sales of licensed products. Each of these payments results in revenue from contracts with customers.

The table below disaggregates our revenue by type of payment and collaboration partner under our agreements, which provides additional information regarding how the nature, amount, timing and uncertainty of our revenue and cash flows might be affected by economic factors.

	6 Months Ended	6 Months Ended
	June 30, 2019	June 30, 2018
	DKK'000	DKK'000
Revenue:
Royalties	1,181,101	708,933
Milestone payments	19,676	40,010
License fees	—	336,045
Reimbursement income	164,146	105,699

Total	1,364,923	1,190,687

Revenue split by collaboration partner:
Janssen (DARZALEX/daratumumab & DuoBody)	1,189,211	745,302
Novartis (Arzerra/ofatumumab)	11,704	317,738
Other collaboration partners	164,008	127,647

Total	1,364,923	1,190,687